Segment Information - Narrative (Details) - segment	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Number of operating segments	1	1	1	1